SCHEDULE OF ACCRUED EXPENSES AND OTHER LIABILITIES (Details) (Parenthetical) - USD ($)				12 Months Ended
		Mar. 19, 2026	Mar. 19, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Loans payable	[1]			$ 85,799	$ 121,375
Interest expenses				$ 51,966	126,643	$ 23,562
EF Hutton LLC [Member]
Interest rate				10.00%
Deferred underwriter commission				$ 662,500
Ming Chia Huang [Member]
Debt convertsion amount			$ 473,100
Debt converted shares		4,371,000	4,371,000
Ming Chia Huang [Member] | Preferred Class A [Member]
Debt converted shares			157,700
Voting rights			100 voting rights, votes together with common shares
Ming Chia Huang [Member] | Preferred Class A [Member] | Utah Limited [Member]
Debt converted shares		157,700
Jiandong Zhang [Member]
Debt Instrument, Increase, Accrued Interest				57,199
Qisen Electronics [Member]
Debt Instrument, Increase, Accrued Interest				28,600
Sale and Leaseback Arrangements [Member]
Loans payable				$ 647,973	$ 793,875
Interest rate				10.20%	9.40%

[1]	As of December 31, 2025, the balances mainly includes (i) an interest-free loan from Jiandong Zhang in the amount of US$